Other Gains (Losses)	12 Months Ended
Dec. 31, 2025
Other Gains
Other Gains (Losses)

Note 32 Other Gains (Losses)

Other gains (losses) items are detailed as follows:

Other gains (losses)	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Results derivative contracts (1)	(22,959,808)	6,437,666	(9,064,032)
Marketable securities to fair value	394,860	164,604	96,444
Loss on liquidation of Argentine government bonds (2)	-	(6,316,771)	-
Others	(5,107,974)	(380,436)	(4,348,620)
Total	(27,672,922)	(94,937)	(13,316,208)
(1)	Under this concept there are ThCh$ 1,944,537, ThCh$ 3,067,010 and ThCh$7,335,638 paid (net) as of December 31, 2025, 2024 and 2023 respectively, and these were recorded in the Consolidated Cash Flows Statement, under Operational activities, in line item Other cash movements.
(2)	It corresponds to the liquidation of a financial instrument (Bono BOPREAL), used to the payment of both tax debts and debts from imports of goods and services, according to what is established in the Com. A 7925 and Decree N° 72 of the Republic of Argentina.